Note 3 - Related Parties (Detail) - The Company had balances with FinSirton and Sirton (now Vifarma S.p.A.) as follows: (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Vifarma S.p.A. [Member]
Accounts Receivable	€ 765	€ 850
Accounts Payable	5	5
F3F S.p.A [Member]
Accounts Receivable		256
Accounts Payable		285
Sigma-Tau [Member]
Accounts Receivable	217	30
Total Allowance for Doubtful Accounts, Related Parties [Member]
Allowance of doubtful accounts	(765)	(850)
Total Accounts Receivable Net, Related Parties [Member]
Accounts Receivable, net	217	286
Total Accounts Payable Net, Related Parties [Member]
Accounts Payable	€ 5	€ 290